UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

ASSET-BACKED SECURITY - 0.02%
Southwest Airlines Co. 2007-1 Pass
Through Trust	$ 13,887	6.150%	8/1/2022	14,351

Total Asset-Backed Security (Cost $14,265)				14,351

CORPORATE BONDS - 78.16%
Communication Services - 4.88%
Alphabet, Inc.	750,000	2.050%	8/15/2050	663,929
Discovery Communications LLC	250,000	3.800%	3/13/2024	268,328
Netflix, Inc.	300,000	4.375%	11/15/2026	341,541
Netflix, Inc.	750,000	4.875%	4/15/2028	871,897
Netflix, Inc.	300,000	6.375%	5/15/2029	383,588
The Walt Disney Co.	250,000	8.875%	4/26/2023	287,601
The Walt Disney Co.	300,000	3.500%	5/13/2040	335,346
The Walt Disney Co.	250,000	2.750%	9/1/2049	247,544
TWDC Enterprises 18 Corp.	250,000	3.000%	7/30/2046	259,092
ViacomCBS, Inc.	250,000	4.375%	3/15/2043	289,436
				3,948,302
Consumer Discretionary - 16.71%
Amazon.com, Inc.	500,000	2.500%	11/29/2022	513,921
Amazon.com, Inc.	500,000	3.150%	8/22/2027	553,045
Amazon.com, Inc.	750,000	2.500%	6/3/2050	710,954
AutoNation, Inc.	250,000	3.800%	11/15/2027	275,403
AutoNation, Inc.	400,000	4.750%	6/1/2030	474,073
Bath & Body Works, Inc.	250,000	5.250%	2/1/2028	280,060
Dana, Inc.	180,000	5.375%	11/15/2027	191,966
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	221,026
eBay, Inc.	500,000	3.600%	6/5/2027	555,993
eBay, Inc.	190,000	2.700%	3/11/2030	197,393
eBay, Inc.	1,068,000	4.000%	7/15/2042	1,201,417
Expedia Group, Inc.	500,000	5.000%	2/15/2026	570,707
Expedia Group, Inc.	150,000	4.625%	8/1/2027	169,825
Expedia Group, Inc.	226,000	3.800%	2/15/2028	246,131
Expedia Group, Inc.	250,000	3.250%	2/15/2030	261,633
Ford Motor Co.	100,000	6.625%	2/15/2028	116,975
General Electric Co.	250,000	5.000%	10/1/2028	293,718
Hyatt Hotels Corp.	450,000	5.375%	4/23/2025	508,592
Hyatt Hotels Corp.	250,000	4.375%	9/15/2028	275,779
Hyatt Hotels Corp.	450,000	5.750%	4/23/2030	547,362
KB Home	550,000	4.800%	11/15/2029	597,391
Kohl's Corp.	250,000	6.875%	12/15/2037	319,660
Las Vegas Sands Corp.	125,000	3.200%	8/8/2024	131,266
Las Vegas Sands Corp.	200,000	2.900%	6/25/2025	208,538
Las Vegas Sands Corp.	325,000	3.500%	8/18/2026	346,192
Las Vegas Sands Corp.	100,000	3.900%	8/8/2029	106,639
Levi Strauss & Co.	100,000	5.000%	5/1/2025	102,301
Mohawk Industries, Inc.	500,000	3.625%	5/15/2030	549,249
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Consumer Discretionary - Continued
NIKE, Inc.	$ 250,000	3.250%	3/27/2040	$ 275,142
NIKE, Inc.	343,000	3.625%	5/1/2043	399,186
Nordstrom, Inc.	250,000	6.950%	3/15/2028	296,753
PulteGroup, Inc.	250,000	6.375%	5/15/2033	331,028
Ralph Lauren Corp.	100,000	2.950%	6/15/2030	106,551
Starbucks Corp.	500,000	2.700%	6/15/2022	509,686
Starbucks Corp.	250,000	2.450%	6/15/2026	264,435
Tapestry, Inc.	250,000	4.125%	7/15/2027	274,505
Target Corp.	500,000	2.500%	4/15/2026	537,271
				13,521,766
Consumer Staples - 1.95%
Altria Group, Inc.	250,000	5.800%	2/14/2039	309,502
Altria Group, Inc.	400,000	4.250%	8/9/2042	419,303
Altria Group, Inc.	250,000	4.500%	5/2/2043	269,550
The Clorox Co.	250,000	3.050%	9/15/2022	256,442
Walmart, Inc.	300,000	2.950%	9/24/2049	318,849
				1,573,646
Financials - 15.57%
American Express Co.	218,000	2.500%	8/1/2022	222,716
American International Group, Inc.	200,000	8.175%	5/15/2058	290,105
Bank of America Corp.	500,000	6.300%	9/10/2169	581,563
Berkshire Hathaway Finance Corp.	300,000	2.850%	10/15/2050	300,342
Capital One Financial Corp.	400,000	3.900%	1/29/2024	431,864
Cincinnati Financial Corp.	59,000	6.920%	5/15/2028	77,572
Cincinnati Financial Corp.	250,000	6.125%	11/1/2034	342,285
Citigroup Global Markets Holdings, Inc.	250,000	4.000%	3/17/2031	247,500
Citigroup, Inc.	400,000	5.950%	7/30/2169	420,792
Citigroup, Inc.	178,000	5.950%	11/15/2169	195,257
Citigroup, Inc.	500,000	3.875%	5/18/2170	511,875
Fidelity National Financial, Inc.	250,000	4.500%	8/15/2028	287,516
Fidelity National Financial, Inc.	250,000	3.400%	6/15/2030	269,961
Fidelity National Financial, Inc.	500,000	2.450%	3/15/2031	499,687
GS Finance Corp.	250,000	4.000%	3/10/2031	250,000
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	567,104
MetLife, Inc.	250,000	10.750%	8/1/2039	433,248
MetLife, Inc.	250,000	5.875%	9/15/2169	289,447
Morgan Stanley	500,000	6.250%	8/9/2026	618,761
Morgan Stanley	250,000	4.350%	9/8/2026	283,467
Morgan Stanley	280,000	5.875%	3/15/2170	321,650
Reinsurance Group of America, Inc.	100,000	3.900%	5/15/2029	112,028
TD Ameritrade Holding Corp.	150,000	3.300%	4/1/2027	164,734
The Charles Schwab Corp.	1,500,000	5.375%	9/1/2169	1,661,700
The Charles Schwab Corp.	1,000,000	4.000%	3/1/2170	1,024,250

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Financials - Continued
The Goldman Sachs Group, Inc.	$ 250,000	4.600%	10/15/2033	$ 282,154
The Goldman Sachs Group, Inc.	1,100,000	4.950%	8/10/2169	1,178,496
The Progressive Corp.	415,000	3.700%	1/26/2045	477,210
Wells Fargo & Co.	250,000	3.900%	3/15/2170	258,981
				12,602,265
Health Care - 8.28%
AbbVie, Inc.	450,000	2.800%	3/15/2023	608,076
AbbVie, Inc.	250,000	4.300%	5/14/2036	297,014
AbbVie, Inc.	500,000	4.400%	11/6/2042	464,987
Amgen, Inc.	500,000	2.700%	5/1/2022	506,891
Amgen, Inc.	400,000	2.650%	5/11/2022	406,908
Amgen, Inc.	300,000	3.150%	2/21/2040	313,412
Biogen, Inc.	650,000	3.625%	9/15/2022	675,379
Biogen, Inc.	250,000	3.150%	5/1/2050	246,995
Bristol-Myers Squibb Co.	900,000	3.250%	8/15/2022	930,968
Bristol-Myers Squibb Co.	75,000	3.875%	8/15/2025	83,559
CVS Health Corp.	311,000	5.300%	12/5/2043	413,707
CVS Health Corp.	250,000	4.125%	4/1/2040	290,970
CVS Health Corp.	250,000	2.700%	8/21/2040	243,163
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	366,336
McKesson Corp.	222,000	2.850%	3/15/2023	229,346
Stryker Corp.	359,000	3.375%	11/1/2025	392,571
Stryker Corp.	211,000	3.500%	3/15/2026	232,834
				6,703,116
Industrials - 10.63%
3M Co.	350,000	2.250%	9/19/2026	370,549
Delta Air Lines, Inc.	850,000	2.900%	10/28/2024	865,452
Delta Air Lines, Inc.	255,000	4.375%	4/19/2028	267,824
FedEx Corp.	250,000	3.875%	8/1/2042	279,862
FedEx Corp.	879,000	4.100%	4/15/2043	1,009,482
FedEx Corp.	375,000	4.100%	2/1/2045	429,274
FedEx Corp.	250,000	4.400%	1/15/2047	299,612
Ford Motor Credit Co. LLC	400,000	3.813%	10/12/2021	403,500
Ford Motor Credit Co. LLC	300,000	3.000%	11/20/2022	299,940
Ford Motor Credit Co. LLC	250,000	3.810%	1/9/2024	261,929
Ford Motor Credit Co. LLC	200,000	4.389%	1/8/2026	216,250
General Electric Co.	288,000	5.100%	6/15/2032	332,592
Lockheed Martin Corp.	300,000	2.800%	6/15/2050	302,376
Southwest Airlines Co.	250,000	7.375%	3/1/2027	319,383
Southwest Airlines Co.	400,000	4.750%	5/4/2023	429,414
Southwest Airlines Co.	500,000	5.125%	6/15/2027	589,409
Southwest Airlines Co.	100,000	2.625%	2/10/2030	102,535
Spirit AeroSystems, Inc.	250,000	4.600%	6/15/2028	245,631
The Boeing Co.	300,000	3.250%	3/1/2028	315,572
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Industrials - Continued
The Boeing Co.	$ 500,000	3.300%	3/1/2035	$ 508,796
The Boeing Co.	250,000	5.875%	2/15/2040	323,140
The Boeing Co.	100,000	3.500%	3/1/2045	98,150
The Boeing Co.	100,000	3.375%	6/15/2046	96,638
United Parcel Service, Inc.	200,000	3.625%	10/1/2042	231,801
				8,599,111
Information Technology - 15.53%
Apple, Inc.	500,000	2.900%	9/12/2027	545,424
Apple, Inc.	500,000	2.375%	2/8/2041	486,473
Apple, Inc.	450,000	3.850%	5/4/2043	536,351
Apple, Inc.	500,000	3.450%	2/9/2045	560,780
Apple, Inc.	100,000	4.650%	2/23/2046	133,375
Apple, Inc.	400,000	4.250%	2/9/2047	505,709
Apple, Inc.	350,000	3.750%	9/12/2047	414,651
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	159,754
Avnet, Inc.	250,000	4.625%	4/15/2026	281,559
Cisco Systems, Inc.	500,000	2.500%	9/20/2026	537,348
Crowdstrike Holdings, Inc.	1,000,000	3.000%	2/15/2029	1,002,200
Flex Ltd.	250,000	5.000%	2/15/2023	266,619
Flex Ltd.	200,000	4.875%	5/12/2030	232,622
Intel Corp.	300,000	3.250%	11/15/2049	320,233
International Business Machines Corp.	500,000	4.150%	5/15/2039	596,167
Jabil, Inc.	210,000	4.700%	9/15/2022	220,376
Microsoft Corp.	450,000	3.500%	11/15/2042	521,386
Microsoft Corp.	500,000	2.525%	6/1/2050	492,815
NetApp, Inc.	275,000	3.250%	12/15/2022	282,620
NetApp, Inc.	100,000	3.300%	9/29/2024	107,039
NVIDIA Corp.	350,000	2.200%	9/16/2021	350,860
Oracle Corp.	400,000	3.800%	11/15/2037	439,659
Oracle Corp.	650,000	4.125%	5/15/2045	725,882
Qorvo, Inc.	250,000	4.375%	10/15/2029	272,860
QUALCOMM, Inc.	200,000	3.250%	5/20/2027	221,132
Seagate HDD Cayman	1,000,000	5.750%	12/1/2034	1,152,145
VeriSign, Inc.	500,000	4.750%	7/15/2027	531,250
Vmware, Inc.	650,000	2.950%	8/21/2022	666,927
				12,564,216
Materials - 1.55%
Freeport-McMoRan, Inc.	300,000	5.000%	9/1/2027	317,734
Freeport-McMoRan, Inc.	250,000	4.375%	8/1/2028	264,375
Freeport-McMoRan, Inc.	100,000	4.250%	3/1/2030	107,250
Freeport-McMoRan, Inc.	100,000	5.400%	11/14/2034	120,915
Olin Corp.	150,000	5.625%	8/1/2029	166,411
RPM International, Inc.	250,000	3.750%	3/15/2027	274,400
				1,251,085
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Materials - 3.06%
American Tower Corp.	$ 350,000	3.800%	8/15/2029	$ 390,704
Boston Properties LP	300,000	2.550%	4/1/2032	302,550
Hudson Pacific Properties LP	600,000	4.650%	4/1/2029	690,987
Hudson Pacific Properties LP	420,000	3.250%	1/15/2030	444,176
Kilroy Realty LP	100,000	3.050%	2/15/2030	104,336
Kilroy Realty LP	550,000	2.500%	11/15/2032	544,523
				2,477,276

Total Corporate Bonds (Cost $60,640,471)				63,240,783

FOREIGN BONDS - 0.28%
Consumer Discretionary - 0.25%
MercadoLibre, Inc.	200,000	3.125%	1/14/2031	196,600

Financials - 0.03%
HSBC Holdings PLC	25,000	4.250%	3/14/2024	27,089

Total Foreign Bonds (Cost $228,955)				223,689

MUNICIPAL BONDS - 9.84%
Alaska Municipal Bond Bank Authority	350,000	3.028%	12/1/2041	359,737
Brea Redevelopment Agency	60,000	2.500%	8/1/2023	62,349
Bristol Township School District	255,000	3.650%	6/1/2043	272,615
California Housing Finance Authority	80,000	3.650%	8/1/2025	83,176
City & County of San Francisco CA Community
Facilities District No 2014-1	300,000	3.108%	9/1/2024	317,670
City of New York NY	170,000	3.450%	3/1/2026	188,451
City of San Francisco CA Public Utilities
Commission Water Revenue	400,000	3.473%	11/1/2043	430,252
City of San Francisco CA Public Utilities
Commission Water Revenue	250,000	2.900%	11/1/2025	270,059
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	373,261
New Jersey Educational Facilities Authority	400,000	3.468%	7/1/2035	424,463
New York City Transitional Finance Authority
Future Tax Secured Revenue	325,000	4.905%	11/1/2024	367,827
New York State Urban Development Corp.	280,000	3.200%	3/15/2022	285,760
Pennsylvania Higher Educational Facilities
Authority	250,000	4.300%	6/15/2045	276,987
Redevelopment Authority of the City of
Philadelphia	225,000	3.713%	11/1/2023	236,150
Regents of the University of California Medical
Center Pooled Revenue	70,000	2.459%	5/15/2026	73,917
Sacramento County Public Financing Authority	265,000	3.793%	4/1/2022	271,260
San Antonio Water System	185,000	3.206%	5/15/2030	204,017
San Marcos Unified School District	350,000	3.377%	8/1/2040	365,131

				(Continued)

Schedule of Investments - Continued

Schedule of Investments - Continued

As of June 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - CONTINUED

State of Oregon	$ 250,000	3.577%	8/1/2029	$ 266,850
Tampa-Hillsborough County Expressway
Authority	505,000	2.692%	7/1/2037	520,809
The Pennsylvania State University	200,000	2.790%	9/1/2043	203,822
The Trustees of Princeton University	250,000	2.612%	7/1/2026	266,937
The University of Arizona	350,000	3.900%	6/1/2044	413,759
Torrance Unified School District	400,000	3.344%	8/1/2039	422,287
Tulare County Board of Education	250,000	3.640%	5/1/2043	262,981
University of California	25,000	3.039%	5/15/2027	27,315
University of Pittsburgh-of the Commonwealth
System of Higher Education	140,000	3.127%	9/15/2026	152,926
Utah Transit Authority	550,000	2.774%	12/15/2038	560,517

Total Municipal Bonds (Cost $7,715,746)				7,961,285

UNITED STATES TREASURY NOTES - 1.18%
United States Treasury Note	500,000	1.125%	2/15/2031	485,937
United States Treasury Note	250,000	2.375%	11/15/2049	266,436
United States Treasury Note	250,000	1.250%	5/15/2050	204,346

Total United State Treasury Notes (Cost $929,099)				956,719

CLOSED-END FUNDS - 1.59%
BlackRock Taxable Municipal Bond Trust		26,824		691,523
Guggenheim Taxable Municipal Bond & Investment Grade
Debt Trust		24,200		597,256

Total Closed-End Funds (Cost $1,256,651)				1,288,779

EXCHANGE-TRADED FUNDS - 3.16%
Commodity Fund - 1.93%
*	Aberdeen Standard Physical Gold Shares ETF	92,000		1,563,080

Financials - 1.23%
Invesco Financial Preferred ETF		5,000		96,450
iShares Convertible Bond ETF		1,445		147,347
VanEck Vectors Preferred Securities ex Financials ETF		35,000		746,900
				990,697

Total Exchange-Traded Funds (Cost $2,593,962)				2,553,777

SHORT-TERM INVESTMENT - 6.19%
Blackrock Treasury Trust, 0.01% §		5,011,329		5,011,329

Total Short-Term Investment (Cost $5,011,329)				5,011,329

				(Continued)

Schedule of Investments - Continued

Schedule of Investments - Continued

As of June 30, 2021
			Value (Note 1)

Investments, at Value (Cost $78,390,478) - 100.42%			$81,250,712

Liabilities in Excess of Other Assets - (0.42)%			(336,707)

Net Assets - 100%			$80,914,005

§ Represents 7 day effective yield
* Non-income producing investment
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company
LLC - Limited Liability Company

Summary of Investments
	% of Net
	Assets	Value
Asset-Backed Security	0.02%	$14,351
Corporate Bonds	78.16%	63,240,783
Foreign Bonds	0.28%	223,689
Municipal Bonds	9.84%	7,961,285
United States Treasury Notes	1.18%	956,719
Closed-End Funds	1.59%	1,288,779
Exchange-Traded Funds	3.16%	2,553,777
Short-Term Investment	6.19%	5,011,329
Liabilities in Excess of Other Assets	-0.42%	(336,707)
Total Net Assets	100.00%	$80,914,005

See Notes to Financial Statements